Note 18 - Related Party Balances and Transactions (Details Textual) - CAD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Key management personnel compensation	$ 238,500	$ 250,197
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	77,506	153,766
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 212,000	$ 247,500